Licenses and collaborative arrangement	6 Months Ended
Jun. 30, 2020
Licenses and collaborative arrangement
Licenses and collaborative arrangement

18.Licenses and collaborative arrangement

The following is a description of the Group’s significant ongoing collaboration agreements for the six months ended June 30, 2020.

License and collaboration agreement with Tesaro (Now: GSK)

In September 2016, the Group entered into a collaboration, development and license agreement with Tesaro, under which the Group obtained an exclusive license for certain patents and know-how that Tesaro licensed from Merck,

Sharp & Dohme Corp. (a subsidiary of Merck & Co. Inc.), or Merck Corp., and AstraZeneca UK Limited to develop, manufacture, use, sell, import and commercialize Tesaro’s proprietary PARP inhibitor, ZEJULA, in mainland China, Hong Kong and Macau, or the licensed territory, in the licensed field of treatment, diagnosis and prevention of any human diseases or conditions (other than prostate cancer). In February 2018, the Group entered into an amendment with GSK to eliminate GSK's option to co-market ZEJULA in the licensed territory.

Under the terms of the agreement, the Group made an upfront payment of $15,000 and accrued two development milestone payments in total of $4,500 to Tesaro. On top of those, if the Group achieves other specified regulatory, development and commercialization milestones, the Group may be additionally required to pay further milestone payments up to $36,000 to Tesaro. In addition, if the Group successfully develops and commercializes the licensed products, the Group will pay Tesaro tiered royalties on the net sales of the licensed products, until the later of the expiration of the last-to-expire licensed patent covering the licensed product, the expiration of regulatory exclusivity for the licensed product, or the tenth anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and region-by-region basis.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Tesaro.

License and collaboration agreement with Paratek Bermuda Ltd. ("Paratek")

In April 2017, the Group entered into a license and collaboration agreement with Paratek, under which the Group obtained both an exclusive license under certain patents and know-how of Paratek and an exclusive sub-license under certain intellectual property that Paratek licensed from Tufts University to develop, manufacture, use, sell, import and commercialize omadacycline in mainland China, Hong Kong, Macau and Taiwan, or licensed territory, in the field of all human therapeutic and preventative uses other than biodefense, or the licensed field. Paratek retains the right to manufacture the licensed product in the licensed territory for use outside the licensed territory. The Group also granted to Paratek a non-exclusive license to certain of intellectual property for Paratek to develop and commercialize the licensed products outside of licensed territory.

Under the terms of the agreement, the Group made an upfront payment of $7,500 and two milestone payment in total of $8,000 to Paratek and the Group may be required to pay further milestone payments of up to an aggregate of $46,500 to Paratek for the achievement of certain development and sales milestone events. In addition, the Group will pay to Paratek tiered royalties on the net sales of licensed products, until the later of the abandonment, expiration or invalidation of the last-to-expire licensed patent covering the licensed product, or the eleventh anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and region-by-region basis.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Paratek.

License and collaboration agreement with Five Prime Therapeutics, Inc. ("Five Prime")

In December 2017, the Group entered into a collaboration and license agreement with Five Prime, under which the Group obtained exclusive rights to develop and commercialize Five Prime’s proprietary afucosylated FGFR2b antibody known as bemarituzumab, and all fragments, conjugates, derivatives and modifications thereof in China, Hong Kong, Macau and Taiwan, or the licensed territory.

Under the terms of the agreement, the Group made an upfront payment of $5,000 and a milestone payment of $2,000 to Five Prime. Additionally, the Group may be required to pay further development and regulatory milestone payments of up to an aggregate of $37,000 to Five Prime. The Group is also be obligated to pay Five Prime a royalty, on a licensed product-by-licensed product and region-by-region basis, depending on the number of patients the Group enrolls in the bemarituzumab study, subject to reduction in certain circumstances, on net sales of each licensed product in the licensed territory until the latest of (i) the 11th anniversary of the first commercial sale of such licensed product in such region, (ii) the expiration of certain patents covering such licensed product in such region, and (iii) the date on which any applicable regulatory, pediatric, orphan drug or data exclusivity with respect to such licensed product expires in such region.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Five Prime.

License and collaboration agreement with Entasis Therapeutics Holdings Inc.("Entasis")

In April 2018, the Group entered into a collaboration and license agreement with Entasis, under which the Group obtained an exclusive right to develop and commercialize Entasis’s proprietary compounds known as durlobactam and SUL-DUR, with the possibility of developing and commercializing a combination of such compounds with Imipenem, in mainland China, Hong Kong, Macau, Taiwan, Korea, Vietnam, Thailand, Cambodia, Laos, Malaysia, Indonesia, the Philippines, Singapore, Australia, New Zealand and Japan, or the territory.

Under the terms of the agreement, the Group made an upfront payment of $5,000 and two development milestone payments in total of $7,000 to Entasis. Additionally, the Group may be required to pay Entasis development, regulatory and research milestone payments (other than existing ones) and commercial milestone payments of up to an aggregate of $91,600. The Group is also responsible for a portion of the costs of the global pivotal Phase III clinical trial of SUL-DUR outside of the territory. The Group is also obligated to pay Entasis a royalty based on a percentage of net sales of licensed products, depending on the amount of net sales of licensed products in the territory, subject to reduction in certain circumstances, until, with respect to a licensed product in a region in the territory, the latest of (i) the 10th anniversary of the first commercial sale of such licensed product in such region, (ii) the expiration of certain patents covering such licensed product in such region, and (iii) the date on which any applicable regulatory, pediatric, orphan drug or data exclusivity with respect to such licensed product expires in such region.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Entasis.

License and collaboration agreement with Crescendo Biologics Ltd. ("Crescendo")

In May 2018, the Group and Crescendo entered into an exclusive, worldwide licensing agreement, under which the Group will develop, commercialize, and manufacture a topical, innovative antibody VH domain therapeutic for potential application in inflammatory indications.

Under the terms of the agreement, Crescendo granted to the Group a worldwide exclusive license to develop and commercialize its drug candidate for all indications. The Group will be responsible for conducting all regulatory filings, clinical studies, and commercialization activities, with both companies participating in a Joint Development Committee.

The Group paid upfront fee of $2,000 and a milestone payment of $1,000 to Crescendo. And the Group will provide development, regulatory, and commercial milestones for multiple indications up to an aggregate of $168,575. Crescendo will also be eligible to receive tiered royalties on global sales.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Crescendo.

License and collaboration agreement with Novocure Limited ("Novocure")

In September 2018, the Group entered a license and collaboration agreement with Novocure. Under the terms of the agreement, Novocure exclusively licensed to the Group the rights to perform clinical studies, sublicenseable to affiliates and third parties, sell, offer for sale and import Tumor Treating Fields products in the field of oncology, in mainland China, Hong Kong, Macau and Taiwan, or the territory.

Under the terms of the agreement, the Group paid an upfront license fee in the amount of $15,000 and a milestone payment of $2,000 to Novocure. In addition, the Group accrued a milestone payment of $8,000. The Group also agreed to pay certain development, regulatory and commercial milestone payments up to an aggregate of $68,000, and tiered royalties at percentage rates on the net sales of the Licensed Products in the Territory. The Group will purchase licensed products exclusively from Novocure at Novocure’s fully burdened manufacturing cost.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Novocure.

License and collaboration agreement with MacroGenics Inc. ("MacroGenics")

In November 2018, the Group entered into a collaboration agreement with MarcroGenics. Under the terms of collaboration agreement, MacroGenics exclusively licensed to the Group regional development and commercialization rights to margetuximab, tebotelimab and an undisclosed multi-specific TRIDENT molecule in pre-clinical development, or the TRIDENT molecule, and, together with margetuximab and tebotelimab, each, a licensed product, in mainland China, Hong Kong, Macau and Taiwan, or the territory.

Under the terms of the agreement, the Group paid an upfront license fee of $25,000 and two milestone payments in total of $4,000 to MacroGenics. The Group also agreed to pay certain development and regulatory-based milestone payments up to an aggregate of $136,000, and tiered royalties at percentage rates for net sales of Margetuximab, tebotelimab and TRIDENT molecule in the territory.

The Group has the right to terminate this agreement at any time by providing written notice of termination to MacroGenics.

Collaboration agreement with Deciphera Pharmaceuticals, LLC ("Deciphera")

In June 2019, the Group entered into a license agreement with Deciphera. Under the terms of the agreement, Deciphera exclusively licensed to the Group the rights to perform clinical studies, sublicenseable to affiliates without Deciphera’s consent and third parties, sell, offer for sale and import ripretinib, in the field of the prevention, prophylaxis, treatment, cure or amelioration of any disease or medical condition in humans in mainland China, Hong Kong, Macau and Taiwan.

Under the terms of the agreement, the Group paid Deciphera an upfront license fee of $20,000 and a milestone payment of $5,000. In addition, the Group accrued a milestone payment of $2,000. The Group also agreed to pay certain additional development, regulatory and commercial milestone payments up to an aggregate of $178,000, and tiered royalties on the net sales of the licensed products in the territory.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Deciphera.

License and collaboration agreement with Incyte Corporation ("Incyte")

In July 2019, the Group entered into a collaboration and license agreement with Incyte. Under the terms of the agreement, Incyte exclusively licensed to the Group the rights to perform clinical studies, sublicenseable to affiliates in mainland China, Hong Kong, Macau and Taiwan without Incyte’s consent and other affiliates and third parties, sell, offer for sale and import retifanlimab in the field of the treatment, palliation, diagnosis or prevention of diseases in the fields of haematology or oncology in humans in mainland China, Hong Kong, Macau and Taiwan.

Under the terms of agreement, the Group paid Incyte an upfront license fee of $17,500. The Group also agreed to pay certain development, regulatory and commercial milestone payments of up to an aggregate of $60,000, and tiered royalties at percentage rates on the net sales of retifanlimab in mainland China, Hong Kong, Macau and Taiwan.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Incyte.

Collaboration agreement with Regeneron Pharmaceuticals, Inc ("Regeneron")

In April 2020, the Group entered into a collaboration agreement with Regeneron. Under the terms of the agreement, the Group paid an upfront payment of $30,000 to Regeneron. Regeneron is also eligible to receive up to $160,000 in additional regulatory and sales milestones. The Group will contribute to the global development costs for odronextamab for certain trials and will receive the rights to develop and exclusively commercialize odronextamab in oncology in mainland China, Hong Kong, Taiwan and Macau. Additionally, the Group will make payments to Regeneron based on net sales, such that Regeneron shares in a significant portion of any potential profits. Regeneron will be responsible for the manufacture and supply of odronextamab for the Group’s development and commercialization in the region.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Regeneron.

As noted above, the Group has entered into various license and collaboration agreements with third party licensors to develop and commercialize drug candidates. Based on the terms of these agreements the Group is contingently obligated to make additional material payments upon the achievement of certain contractually defined milestones. Based on management’s evaluation of the progress of each project noted above, the licensors will be eligible to receive from the Group up to an aggregate of approximately $1,533,344 in future milestone payments upon the achievement of contractually specified development milestones, such as regulatory approval for the drug candidates, which may be before the Group has commercialized the drug or received any revenue from sales of such drug candidate, which may never occur.